Fair Value Measurements - Summary of Changes in Fair Value of Stock Purchase Warrant (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Summary of Derivative Instruments [Abstract]
Fair value on issuance	$ 3,420
Unrealized gain included in earnings	1,237
Fair value at the end of the period	$ 4,657